PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 129.8%
Common Stocks 129.5%
Aerospace & Defense 2.9%
Curtiss-Wright Corp.	1,200	$142,512
General Dynamics Corp.	990	186,377
Lockheed Martin Corp.	610	230,794
Raytheon Technologies Corp.	2,580	220,100
Teledyne Technologies, Inc.*	100	41,883
		821,666
Auto Components 0.3%
Adient PLC*	1,400	63,280
Modine Manufacturing Co.*	800	13,272
Tenneco, Inc. (Class A Stock)*	1,100	21,252
		97,804
Automobiles 1.1%
General Motors Co.*	4,100	242,597
Tesla, Inc.*	100	67,970
		310,567
Banks 4.1%
Citigroup, Inc.(u)	4,100	290,075
CNB Financial Corp.	4,900	111,818
First Internet Bancorp	2,800	86,744
JPMorgan Chase & Co.	1,600	248,864
MidWestOne Financial Group, Inc.	800	23,016
Primis Financial Corp.	7,900	120,554
South Plains Financial, Inc.	2,800	64,764
Wells Fargo & Co.	4,200	190,218
		1,136,053
Beverages 1.1%
Coca-Cola Co. (The)(u)	5,600	303,016
Biotechnology 2.6%
AbbVie, Inc.	2,100	236,544
Emergent BioSolutions, Inc.*	600	37,794
Gilead Sciences, Inc.	2,900	199,694
Incyte Corp.*	900	75,717

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Regeneron Pharmaceuticals, Inc.*	200	$111,708
Vertex Pharmaceuticals, Inc.*	340	68,554
		730,011
Building Products 1.1%
American Woodmark Corp.*	900	73,521
JELD-WEN Holding, Inc.*	2,900	76,154
Masco Corp.	400	23,564
UFP Industries, Inc.	1,800	133,812
		307,051
Capital Markets 3.1%
Goldman Sachs Group, Inc. (The)	700	265,671
Morgan Stanley	2,900	265,901
Piper Sandler Cos.	1,200	155,472
Raymond James Financial, Inc.	1,300	168,870
		855,914
Chemicals 2.7%
Cabot Corp.	2,500	142,325
Celanese Corp.	600	90,960
Huntsman Corp.	3,200	84,864
Kronos Worldwide, Inc.	2,500	35,800
Mosaic Co. (The)	4,100	130,831
Trinseo SA	2,200	131,648
Westlake Chemical Corp.	1,500	135,135
		751,563
Commercial Services & Supplies 0.5%
ABM Industries, Inc.	2,500	110,875
BrightView Holdings, Inc.*	1,200	19,344
		130,219
Communications Equipment 1.6%
Cisco Systems, Inc.	4,200	222,600
NETGEAR, Inc.*	2,800	107,296
Plantronics, Inc.*	1,300	54,249
Ubiquiti, Inc.	200	62,438
		446,583

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Construction & Engineering 1.0%
EMCOR Group, Inc.	1,100	$135,509
Primoris Services Corp.	4,700	138,321
		273,830
Consumer Finance 1.7%
Capital One Financial Corp.	1,500	232,035
Discover Financial Services	400	47,316
Regional Management Corp.	900	41,886
Synchrony Financial	3,000	145,560
		466,797
Distributors 0.5%
Genuine Parts Co.	1,100	139,117
LKQ Corp.*	300	14,766
		153,883
Diversified Financial Services 0.9%
Berkshire Hathaway, Inc. (Class B Stock)*	900	250,128
Diversified Telecommunication Services 2.0%
AT&T, Inc.(u)	9,500	273,410
Verizon Communications, Inc.(u)	5,300	296,959
		570,369
Electric Utilities 0.8%
Evergy, Inc.	900	54,387
Exelon Corp.	2,900	128,499
Otter Tail Corp.	900	43,929
		226,815
Electrical Equipment 1.4%
Acuity Brands, Inc.	960	179,549
Atkore, Inc.*	400	28,400
Emerson Electric Co.	400	38,496
Encore Wire Corp.	1,800	136,422
		382,867
Electronic Equipment, Instruments & Components 1.6%
Jabil, Inc.	2,200	127,864

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Kimball Electronics, Inc.*	900	$19,566
Sanmina Corp.*	3,800	148,048
ScanSource, Inc.*	1,000	28,130
SYNNEX Corp.	700	85,232
Vishay Intertechnology, Inc.	2,200	49,610
		458,450
Energy Equipment & Services 0.4%
Halliburton Co.	4,000	92,480
Oceaneering International, Inc.*	1,100	17,127
		109,607
Entertainment 2.1%
Activision Blizzard, Inc.	2,100	200,424
Electronic Arts, Inc.	1,300	186,979
Netflix, Inc.*	200	105,642
Playtika Holding Corp.*	3,100	73,904
World Wrestling Entertainment, Inc. (Class A Stock)	400	23,156
		590,105
Equity Real Estate Investment Trusts (REITs) 1.7%
Medical Properties Trust, Inc.	2,000	40,200
Piedmont Office Realty Trust, Inc. (Class A Stock)	7,700	142,219
PotlatchDeltic Corp.	2,400	127,560
Prologis, Inc.	200	23,906
Weyerhaeuser Co.	4,500	154,890
		488,775
Food & Staples Retailing 1.5%
Kroger Co. (The)	3,300	126,423
Walmart, Inc.(u)	2,000	282,040
		408,463
Food Products 1.6%
Conagra Brands, Inc.	2,600	94,588
Kraft Heinz Co. (The)	1,300	53,014
Sanderson Farms, Inc.	900	169,173
Tyson Foods, Inc. (Class A Stock)	1,900	140,144
		456,919

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies 6.4%
Abbott Laboratories(u)	2,500	$289,825
Align Technology, Inc.*	300	183,300
Becton, Dickinson & Co.	800	194,552
Boston Scientific Corp.*	2,700	115,452
Danaher Corp.(u)	1,100	295,196
DENTSPLY SIRONA, Inc.	2,200	139,172
Envista Holdings Corp.*	800	34,568
IDEXX Laboratories, Inc.*	300	189,465
Integer Holdings Corp.*	1,000	94,200
Medtronic PLC	900	111,717
Stryker Corp.	100	25,973
West Pharmaceutical Services, Inc.	300	107,730
		1,781,150
Health Care Providers & Services 5.1%
Anthem, Inc.	600	229,080
Cigna Corp.	832	197,242
CVS Health Corp.	1,100	91,784
HCA Healthcare, Inc.	900	186,066
Laboratory Corp. of America Holdings*	600	165,510
McKesson Corp.	600	114,744
UnitedHealth Group, Inc.(u)	1,110	444,488
		1,428,914
Health Care Technology 0.1%
Computer Programs & Systems, Inc.	900	29,907
Hotels, Restaurants & Leisure 3.0%
Century Casinos, Inc.*	6,900	92,667
Darden Restaurants, Inc.	1,100	160,589
Del Taco Restaurants, Inc.	13,100	131,131
McDonald’s Corp.(u)	1,200	277,188
Red Rock Resorts, Inc. (Class A Stock)*	800	34,000
Starbucks Corp.	1,300	145,353
Yum! Brands, Inc.	100	11,503
		852,431
Household Durables 1.1%
D.R. Horton, Inc.	1,000	90,370
Ethan Allen Interiors, Inc.	700	19,320

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
NVR, Inc.*	10	$49,733
Skyline Champion Corp.*	2,900	154,570
		313,993
Household Products 0.7%
Procter & Gamble Co. (The)	1,400	188,902
Independent Power & Renewable Electricity Producers 0.6%
AES Corp. (The)	5,900	153,813
Vistra Corp.	1,200	22,260
		176,073
Industrial Conglomerates 1.0%
3M Co.	1,200	238,356
Honeywell International, Inc.	200	43,870
		282,226
Insurance 1.7%
Allstate Corp. (The)	600	78,264
American International Group, Inc.	900	42,840
Chubb Ltd.	400	63,576
Donegal Group, Inc. (Class A Stock)	4,000	58,280
MetLife, Inc.	1,200	71,820
Old Republic International Corp.	1,000	24,910
Stewart Information Services Corp.	2,200	124,718
		464,408
Interactive Media & Services 7.6%
Alphabet, Inc. (Class A Stock)*(u)	278	678,818
Alphabet, Inc. (Class C Stock)*(u)	241	604,023
Facebook, Inc. (Class A Stock)*(u)	2,420	841,458
		2,124,299
Internet & Direct Marketing Retail 4.5%
Amazon.com, Inc.*(u)	355	1,221,256
Liquidity Services, Inc.*	1,100	27,995
		1,249,251

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services 6.1%
Accenture PLC (Class A Stock)(u)	990	$291,842
Automatic Data Processing, Inc.	1,000	198,620
BM Technologies, Inc. (original cost $12,113; purchased 12/17/2020)*^(f)	969	11,437
Cognizant Technology Solutions Corp. (Class A Stock)	2,400	166,224
EPAM Systems, Inc.*	400	204,384
Gartner, Inc.*	300	72,660
Hackett Group, Inc. (The)	9,800	176,596
Maximus, Inc.	800	70,376
PayPal Holdings, Inc.*	900	262,332
Sykes Enterprises, Inc.*	3,300	177,210
Visa, Inc. (Class A Stock)	305	71,315
		1,702,996
Leisure Products 1.1%
Brunswick Corp.	1,400	139,468
Johnson Outdoors, Inc. (Class A Stock)	100	12,100
Smith & Wesson Brands, Inc.	4,500	156,150
		307,718
Life Sciences Tools & Services 3.3%
Agilent Technologies, Inc.	400	59,124
Illumina, Inc.*	100	47,321
IQVIA Holdings, Inc.*	1,030	249,590
Medpace Holdings, Inc.*	700	123,641
PerkinElmer, Inc.	900	138,969
Thermo Fisher Scientific, Inc.(u)	620	312,771
		931,416
Machinery 3.5%
AGCO Corp.	1,100	143,418
Alamo Group, Inc.	400	61,072
Cummins, Inc.	700	170,667
Deere & Co.	400	141,084
Hillenbrand, Inc.	1,200	52,896
Mueller Industries, Inc.	3,100	134,261
Oshkosh Corp.	500	62,320
Parker-Hannifin Corp.	400	122,844
REV Group, Inc.	2,700	42,363
Timken Co. (The)	500	40,295
		971,220

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Marine 0.7%
Genco Shipping & Trading Ltd.	3,300	$62,304
Matson, Inc.	1,900	121,600
		183,904
Media 1.8%
Comcast Corp. (Class A Stock)	1,900	108,338
Gray Television, Inc.	5,400	126,360
News Corp. (Class B Stock)	1,300	31,655
Nexstar Media Group, Inc. (Class A Stock)	1,100	162,668
Omnicom Group, Inc.	1,000	79,990
		509,011
Metals & Mining 1.7%
Alcoa Corp.*	3,400	125,256
Freeport-McMoRan, Inc.	5,100	189,261
Reliance Steel & Aluminum Co.	600	90,540
Steel Dynamics, Inc.	1,400	83,440
		488,497
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Granite Point Mortgage Trust, Inc.	1,000	14,750
Multiline Retail 0.3%
Target Corp.	300	72,522
Multi-Utilities 0.5%
MDU Resources Group, Inc.	4,900	153,566
Oil, Gas & Consumable Fuels 1.9%
APA Corp.	6,600	142,758
ConocoPhillips	3,900	237,510
Exxon Mobil Corp.	2,300	145,084
		525,352
Personal Products 1.0%
Medifast, Inc.	500	141,490
Nu Skin Enterprises, Inc. (Class A Stock)	800	45,320
USANA Health Sciences, Inc.*	900	92,187
		278,997

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals 3.7%
Bristol-Myers Squibb Co.	4,100	$273,962
Johnson & Johnson(u)	2,900	477,746
Pfizer, Inc.(u)	7,000	274,120
Viatris, Inc.	872	12,461
		1,038,289
Professional Services 1.1%
GP Strategies Corp.*	800	12,576
Kelly Services, Inc. (Class A Stock)*	500	11,985
Kforce, Inc.	1,200	75,516
Korn Ferry	1,100	79,805
ManpowerGroup, Inc.	1,200	142,692
		322,574
Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	300	25,719
Road & Rail 0.6%
Schneider National, Inc. (Class B Stock)	2,700	58,779
Werner Enterprises, Inc.	2,500	111,300
		170,079
Semiconductors & Semiconductor Equipment 7.3%
Applied Materials, Inc.(u)	2,200	313,280
Broadcom, Inc.(u)	600	286,104
Intel Corp.(u)	5,900	331,226
KLA Corp.	200	64,842
Lam Research Corp.	200	130,140
Micron Technology, Inc.*	1,700	144,466
MKS Instruments, Inc.	1,000	177,950
Qorvo, Inc.*	400	78,260
QUALCOMM, Inc.	1,800	257,274
Skyworks Solutions, Inc.	700	134,225
Texas Instruments, Inc.	700	134,610
		2,052,377
Software 12.9%
A10 Networks, Inc.*	7,700	86,702
Adobe, Inc.*(u)	700	409,948
Autodesk, Inc.*	700	204,330
CDK Global, Inc.	800	39,752

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
ChannelAdvisor Corp.*	1,900	$46,569
Dolby Laboratories, Inc. (Class A Stock)	600	58,974
Fair Isaac Corp.*	200	100,536
Manhattan Associates, Inc.*	1,100	159,324
Microsoft Corp.(u)	6,400	1,733,760
Oracle Corp.(u)	3,500	272,440
Paycom Software, Inc.*	400	145,388
PTC, Inc.*	1,000	141,260
SS&C Technologies Holdings, Inc.	1,700	122,502
Synopsys, Inc.*	200	55,158
Zoom Video Communications, Inc. (Class A Stock)*	100	38,703
		3,615,346
Specialty Retail 2.7%
AutoNation, Inc.*	1,100	104,291
Best Buy Co., Inc.	300	34,494
Foot Locker, Inc.	2,300	141,749
Home Depot, Inc. (The)	600	191,334
L Brands, Inc.	2,200	158,532
MarineMax, Inc.*	700	34,118
Zumiez, Inc.*	1,700	83,283
		747,801
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc.(u)	10,000	1,369,600
HP, Inc.	1,100	33,209
Super Micro Computer, Inc.*	2,000	70,360
Western Digital Corp.*	1,800	128,106
		1,601,275
Textiles, Apparel & Luxury Goods 1.4%
Crocs, Inc.*	900	104,868
Deckers Outdoor Corp.*	400	153,628
Tapestry, Inc.*	3,100	134,788
		393,284
Thrifts & Mortgage Finance 0.2%
Premier Financial Corp.	2,300	65,343
Tobacco 0.5%
Altria Group, Inc.	3,000	143,040

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 1.1%
Boise Cascade Co.	2,600	$151,710
Veritiv Corp.*	2,600	159,692
		311,402
Water Utilities 0.1%
Artesian Resources Corp. (Class A Stock)	700	25,739

Total Common Stocks (cost $27,514,342)		36,271,226
Exchange-Traded Fund 0.3%
SPDR S&P 500 ETF Trust (cost $70,403)	170	72,770

Total Long-Term Investments (cost $27,584,745)		36,343,996

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $53,476)(wb)	53,476	53,476

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $27,638,221)		36,397,472
Securities Sold Short (30.0)%
Common Stocks
Aerospace & Defense (1.1)%
Axon Enterprise, Inc.*	600	(106,080)
Hexcel Corp.*	600	(37,440)
Kratos Defense & Security Solutions, Inc.*	3,700	(105,413)
Spirit AeroSystems Holdings, Inc. (Class A Stock)	1,100	(51,909)
		(300,842)
Auto Components (0.1)%
Stoneridge, Inc.*	800	(23,600)
Beverages (0.2)%
Celsius Holdings, Inc.*	900	(68,481)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Biotechnology (1.5)%
Beam Therapeutics, Inc.*	900	$(115,839)
BioMarin Pharmaceutical, Inc.*	900	(75,096)
Global Blood Therapeutics, Inc.*	1,400	(49,028)
Iovance Biotherapeutics, Inc.*	1,200	(31,224)
ORIC Pharmaceuticals, Inc.*	1,100	(19,459)
Precision BioSciences, Inc.*	1,700	(21,284)
REVOLUTION Medicines, Inc.*	2,200	(69,828)
Spero Therapeutics, Inc.*	900	(12,564)
Syndax Pharmaceuticals, Inc.*	1,400	(24,038)
		(418,360)
Building Products (0.6)%
AAON, Inc.	1,100	(68,849)
Armstrong World Industries, Inc.	300	(32,178)
CSW Industrials, Inc.	500	(59,230)
		(160,257)
Capital Markets (0.3)%
Hamilton Lane, Inc. (Class A Stock)	1,000	(91,120)
Chemicals (0.5)%
Livent Corp.*	4,300	(83,248)
Quaker Chemical Corp.	300	(71,157)
		(154,405)
Commercial Services & Supplies (0.2)%
Montrose Environmental Group, Inc.*	700	(37,562)
Viad Corp.*	600	(29,910)
		(67,472)
Communications Equipment (0.2)%
Infinera Corp.*	6,000	(61,200)
Construction & Engineering (0.5)%
Ameresco, Inc. (Class A Stock)*	1,000	(62,720)
WillScot Mobile Mini Holdings Corp.*	2,400	(66,888)
		(129,608)
Consumer Finance (0.2)%
LendingTree, Inc.*	300	(63,564)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Containers & Packaging (0.0)%
Ranpak Holdings Corp.*	400	$(10,012)
Diversified Consumer Services (0.1)%
OneSpaWorld Holdings Ltd. (Bahamas)*	2,100	(20,349)
Regis Corp.*	1,000	(9,360)
		(29,709)
Diversified Telecommunication Services (0.3)%
Anterix, Inc.*	500	(29,995)
Bandwidth, Inc. (Class A Stock)*	400	(55,168)
		(85,163)
Electrical Equipment (1.2)%
Bloom Energy Corp. (Class A Stock)*	3,600	(96,732)
FuelCell Energy, Inc.*	9,100	(80,990)
Plug Power, Inc.*	1,800	(61,542)
Sunrun, Inc.*	1,800	(100,404)
		(339,668)
Electronic Equipment, Instruments & Components (0.3)%
FARO Technologies, Inc.*	200	(15,554)
Luna Innovations, Inc.*	900	(9,747)
PAR Technology Corp.*	800	(55,952)
		(81,253)
Energy Equipment & Services (0.1)%
Dril-Quip, Inc.*	1,100	(37,213)
Entertainment (0.2)%
IMAX Corp.*	1,700	(36,550)
Marcus Corp. (The)*	700	(14,847)
		(51,397)
Food & Staples Retailing (0.3)%
Chefs’ Warehouse, Inc. (The)*	1,111	(35,363)
Grocery Outlet Holding Corp.*	1,300	(45,058)
		(80,421)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Food Products (0.4)%
Beyond Meat, Inc.*	600	$(94,494)
Vital Farms, Inc.*	1,100	(21,956)
		(116,450)
Health Care Equipment & Supplies (2.2)%
Acutus Medical, Inc.*	900	(15,282)
Alphatec Holdings, Inc.*	2,300	(35,236)
Axonics, Inc.*	1,200	(76,092)
CryoLife, Inc.*	1,100	(31,240)
CryoPort, Inc.*	1,300	(82,030)
DexCom, Inc.*	100	(42,700)
Glaukos Corp.*	200	(16,966)
iRhythm Technologies, Inc.*	300	(19,905)
Novocure Ltd.*	400	(88,728)
OrthoPediatrics Corp.*	600	(37,908)
Shockwave Medical, Inc.*	500	(94,865)
Sientra, Inc.*	1,600	(12,736)
Tactile Systems Technology, Inc.*	600	(31,200)
TransMedics Group, Inc.*	800	(26,544)
		(611,432)
Health Care Providers & Services (1.8)%
1Life Healthcare, Inc.*	2,100	(69,426)
Accolade, Inc.*	1,700	(92,327)
AdaptHealth Corp.*	700	(19,187)
Guardant Health, Inc.*	700	(86,933)
HealthEquity, Inc.*	1,300	(104,624)
Oak Street Health, Inc.*	1,300	(76,141)
Signify Health, Inc. (Class A Stock)*	1,700	(51,731)
		(500,369)
Health Care Technology (0.5)%
Health Catalyst, Inc.*	1,300	(72,163)
Schrodinger, Inc.*	200	(15,122)
Teladoc Health, Inc.*	400	(66,516)
		(153,801)
Hotels, Restaurants & Leisure (0.6)%
Bally’s Corp.*	1,300	(70,343)
Kura Sushi USA, Inc.*	200	(7,602)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Marriott Vacations Worldwide Corp.*	400	$(63,720)
Planet Fitness, Inc. (Class A Stock)*	400	(30,100)
		(171,765)
Household Durables (0.4)%
Helen of Troy Ltd.*	300	(68,436)
Purple Innovation, Inc.*	1,900	(50,179)
		(118,615)
Household Products (0.1)%
WD-40 Co.	60	(15,377)
Independent Power & Renewable Electricity Producers (0.4)%
Sunnova Energy International, Inc.*	2,700	(101,682)
Insurance (0.6)%
BRP Group, Inc. (Class A Stock)*	1,000	(26,650)
Goosehead Insurance, Inc. (Class A Stock)	500	(63,650)
Markel Corp.*	20	(23,734)
Selectquote, Inc.*	3,100	(59,706)
		(173,740)
Interactive Media & Services (0.5)%
Eventbrite, Inc. (Class A Stock)*	1,900	(36,100)
MediaAlpha, Inc. (Class A Stock)*	900	(37,890)
TripAdvisor, Inc.*	1,700	(68,510)
		(142,500)
Internet & Direct Marketing Retail (0.6)%
CarParts.com, Inc.*	1,400	(28,504)
RealReal, Inc. (The)*	2,600	(51,376)
Stitch Fix, Inc. (Class A Stock)*	1,300	(78,390)
		(158,270)
IT Services (1.4)%
BigCommerce Holdings, Inc.*	400	(25,968)
Fastly, Inc. (Class A Stock)*	1,000	(59,600)
MongoDB, Inc.*	300	(108,456)
Okta, Inc.*	300	(73,404)
Repay Holdings Corp.*	2,200	(52,888)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
IT Services (cont’d.)
Switch, Inc. (Class A Stock)	1,300	$(27,443)
Twilio, Inc. (Class A Stock)*	100	(39,416)
		(387,175)
Leisure Products (0.4)%
Peloton Interactive, Inc. (Class A Stock)*	800	(99,216)
Life Sciences Tools & Services (1.4)%
Adaptive Biotechnologies Corp.*	1,900	(77,634)
Berkeley Lights, Inc.*	1,400	(62,734)
ChromaDex Corp.*	1,900	(18,734)
Codexis, Inc.*	2,100	(47,586)
NanoString Technologies, Inc.*	1,400	(90,706)
NeoGenomics, Inc.*	2,100	(94,857)
		(392,251)
Machinery (1.1)%
Chart Industries, Inc.*	500	(73,160)
Hydrofarm Holdings Group, Inc.*	1,100	(65,021)
Kennametal, Inc.	600	(21,552)
Proto Labs, Inc.*	800	(73,440)
Trinity Industries, Inc.	2,600	(69,914)
		(303,087)
Marine (0.2)%
Kirby Corp.*	1,100	(66,704)
Media (0.6)%
Cardlytics, Inc.*	800	(101,544)
Liberty Broadband Corp. (Class A Stock)*	200	(33,634)
Liberty Broadband Corp. (Class C Stock)*	200	(34,732)
		(169,910)
Metals & Mining (0.6)%
Allegheny Technologies, Inc.*	3,100	(64,635)
Cleveland-Cliffs, Inc.*	4,200	(90,552)
		(155,187)
Multiline Retail (0.1)%
Nordstrom, Inc.*	600	(21,942)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Personal Products (0.1)%
elf Beauty, Inc.*	1,500	$(40,710)
Pharmaceuticals (0.5)%
Reata Pharmaceuticals, Inc. (Class A Stock)*	800	(113,224)
Theravance Biopharma, Inc.*	1,900	(27,588)
		(140,812)
Professional Services (0.5)%
Upwork, Inc.*	2,200	(128,238)
Road & Rail (0.4)%
Lyft, Inc. (Class A Stock)*	1,900	(114,912)
Semiconductors & Semiconductor Equipment (1.1)%
Cree, Inc.*	900	(88,137)
Enphase Energy, Inc.*	400	(73,452)
Impinj, Inc.*	800	(41,272)
NeoPhotonics Corp.*	1,500	(15,315)
PDF Solutions, Inc.*	1,000	(18,180)
Silicon Laboratories, Inc.*	400	(61,300)
		(297,656)
Software (4.3)%
8x8, Inc.*	1,500	(41,640)
Alteryx, Inc. (Class A Stock)*	800	(68,816)
Anaplan, Inc.*	1,400	(74,620)
Appian Corp.*	900	(123,975)
Cloudflare, Inc. (Class A Stock)*	1,400	(148,176)
Coupa Software, Inc.*	300	(78,633)
Everbridge, Inc.*	800	(108,864)
Jamf Holding Corp.*	800	(26,856)
Medallia, Inc.*	2,000	(67,500)
MicroStrategy, Inc. (Class A Stock)*	100	(66,450)
Model N, Inc.*	1,100	(37,697)
New Relic, Inc.*	1,100	(73,667)
PagerDuty, Inc.*	1,700	(72,386)
Ping Identity Holding Corp.*	2,400	(54,960)
PROS Holdings, Inc.*	1,400	(63,798)
ShotSpotter, Inc.*	300	(14,631)
Smartsheet, Inc. (Class A Stock)*	700	(50,624)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Software (cont’d.)
Workday, Inc. (Class A Stock)*	90	$(21,487)
Workiva, Inc.*	200	(22,266)
		(1,217,046)
Specialty Retail (1.0)%
Carvana Co.*	400	(120,728)
Leslie’s, Inc.*	2,900	(79,721)
Vroom, Inc.*	1,800	(75,348)
		(275,797)
Technology Hardware, Storage & Peripherals (0.1)%
Pure Storage, Inc. (Class A Stock)*	1,100	(21,483)
Trading Companies & Distributors (0.2)%
Alta Equipment Group, Inc.*	800	(10,632)
SiteOne Landscape Supply, Inc.*	200	(33,852)
		(44,484)

Total Securities Sold Short (proceeds received $7,028,522)		(8,394,356)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 100.0% (cost $20,609,699)		28,003,116
Liabilities in excess of other assets (0.0)%		(1,685)

Net Assets 100.0%		$28,001,431

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $11,437 and 0.0% of net assets.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $12,113. The aggregate value of $11,437 is 0.0% of net assets.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).